Loans and Leases (Details Textual)									1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2018 USD ($) shares	Oct. 09, 2017 USD ($) shares	May 07, 2016 USD ($)	May 07, 2016 EUR (€)	Feb. 04, 2015 USD ($)	Feb. 04, 2015 EUR (€)	Dec. 13, 2005 USD ($)	Dec. 13, 2005 EUR (€)	Feb. 23, 2018 USD ($)	Dec. 29, 2017 USD ($) shares	Dec. 29, 2017 EUR (€) shares	Oct. 25, 2017 USD ($) shares	Aug. 29, 2017 USD ($)	Aug. 21, 2017 USD ($) shares	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2018 EUR (€)	Feb. 23, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares	Aug. 29, 2017 EUR (€)	May 07, 2016 EUR (€)	Feb. 04, 2015 EUR (€)	Dec. 13, 2005 EUR (€)
Financial Liabilities (Textual)
Loans and leases payable							$ 562,401
Current portion of long-term debt, net of original discount							187,005
Credit outstanding balance							186,936
Purchase of warrants | shares																					85,000				85,000
Restricted common stock, value	$ 14,840	$ 119,746								$ 53,214		$ 11,886
Restricted common stock, shares | shares	23,744	142,919								77,008	77,008	11,886									12,500
Interest expense																	$ 77,873	$ 26,792	$ 235,869	$ 31,762	$ 113,967	$ 13,738
Long-term debt, net of original discount							514,298										2,327,666		2,327,666		$ 3,348,730	$ 141,419
Line of credit , description									The 300,000 will be available for drawdown through April 30, 2018 at which point the facility will be reduced to 200,000 and further reduced 100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of 300,000.
Line of credit amount									$ 368,982															€ 300,000
Manufacturing [Member]
Financial Liabilities (Textual)
Current portion of long-term debt, net of original discount							181.239
Lease payable							$ 3,425,880																						€ 2,860,000
Leasing equipment, term							With 15 year term.	With 15 year term.
Long-term debt, net of original discount							$ 426,448
Floating Rate Secured Line of Credit [Member]
Financial Liabilities (Textual)
Interest rate									1.25%															1.25%
Current portion of long-term debt, net of original discount																	116,012		116,012
Line of credit , description									The 300,000 will be available for drawdown through April 30, 2018, at which point the facility will be reduced to 200,000, and further reduced 100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of 300,000.
Line of credit amount									$ 369,561															€ 300,000
KBC Accounts Receivable Factoring Facility [Member]
Financial Liabilities (Textual)
Accounts receivable discounting agreement, description																					Medi-Line has an accounts receivable discounting agreement with KBC Commercial Finance, NV ("KBC ComFin") for up to 35% of Medi-Line's customer accounts receivables with no concentration limits per customer. Pursuant to the discounting agreement, Medi-Line will transfer title to KBC ComFin for all receivables that fall under the scope of agreement. The fee for the advance portion of the receivables transferred to KBC ComFin is the two-month LIBOR plus 1.5% on annual basis.
0.72 Secured Line Of Credit [Member]
Financial Liabilities (Textual)
Credit limit																					$ 89,840				€ 75,000
Biotech Coaching S.A. [Member]
Financial Liabilities (Textual)
Principal amount					$ 131,765																							€ 110,000
Lease payable																					21,502
Sale and lease					131,765	€ 110,000
Monthly lease payments					$ 3,824	€ 3,192									$ 3,824	€ 3,192
Leasing equipment, term					The Company commenced leasing the equipment, with a 36-month term	The Company commenced leasing the equipment, with a 36-month term									The Company commenced leasing the equipment with a 36-month term.	The Company commenced leasing the equipment with a 36-month term.
Long-term debt, net of original discount					$ 23,083
KBC Vendor Lease [Member]
Financial Liabilities (Textual)
Lease payable																					$ 749,337
Leasing equipment, term							The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount.	The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount.
Quarterly lease payments							$ 46,730	€ 39,202
Common Stock [Member]
Financial Liabilities (Textual)
Purchase of warrants | shares																					593,598				593,598
Restricted common stock, shares | shares		150,000
Securities Purchase Agreement (the "SPA") with Leonite Capital, LLC [Member]
Financial Liabilities (Textual)
Principal amount														$ 1,120,000
BB&T Financial [Member]
Financial Liabilities (Textual)
Credit outstanding balance																			12,847		$ 13,313
Credit limit																	60,000		$ 60,000		$ 60,000
Current APR percentage																			25.40%		25.40%
Comerica Bank [Member]
Financial Liabilities (Textual)
Credit outstanding balance																			$ 11,390		$ 9,860
Credit limit																	11,000		$ 11,000		$ 11,000
Current APR percentage																			0.00%		0.00%
12.00% Senior Convertible Secured Note [Member]
Financial Liabilities (Textual)
Interest rate														12.00%
Total note discount														$ 274,266
Discount issue														120,000
Current portion of long-term debt, net of original discount														$ (125,705)
Purchase of warrants | shares														35,716
Maturity date, term														24 months
Restricted common stock, value														$ 7,143
Fair value of the warrants issued														54,266
Interest expense														274,266
Original discount														$ 274,266
Loans and lease payable, current portion																					$ 373,333
Loan and lease payable, long-term																					746,667
Original discount, current portion																					137,136
Original discount, non current portion																					$ 91,419
Debt instrument, description														The note is a senior secured obligation of the Company, with priority over all future indebtedness of the Company. LC shall have the right at any time, at LC's option, to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable shares of Common stock, or any shares of capital stock, subject to beneficial ownership limitations of a maximum of 4.99% of outstanding Common stock of the Company at time of conversion. The conversion price shall be, at the option of LC, $24.75, subject to a one-time re-pricing 275 days after the closing, or (ii) 80% multiplied by the price per share paid by the investors in a subsequent equity financing.
12.00% Senior Convertible Secured Note [Member] | Leonite Capital, LLC [Member]
Financial Liabilities (Textual)
Current portion of long-term debt, net of original discount														$ 1,120,000
Long-term debt, net of original discount														$ 466,667
1.27% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate													1.27%													1.27%
Principal amount													$ 2,036,362													€ 1,700,000
Payment of interest and principal										$ 23,365	€ 21,175
Loans and leases payable													1,662,505
Current portion of long-term debt, net of original discount													14,562
Credit outstanding balance													281,013
Maturity date, term										7 years	7 years										7 years
Long-term debt, net of original discount													$ 285,061
1.27% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate													1.27%													1.27%
Principal amount													$ 329,412													€ 275,000
Payment of interest and principal										$ 4,103	€ 3,425,000
Loans and leases payable													268,935
Current portion of long-term debt, net of original discount													297,507
Credit outstanding balance													$ 45,458
Maturity date, term										7 years	7 years		7 years
Long-term debt, net of original discount													$ 1,456,086
0.72% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate			0.72%																								0.72%
Principal amount			$ 68,781																								€ 57,420
Payment of interest and principal			1,454	€ 1,214
Note payable			26,028
Current portion of long-term debt, net of original discount			16,745
Credit outstanding balance			$ 17,195																		$ 49,018
Maturity date, term			48 months	48 months
Long-term debt, net of original discount			$ 13,458
Loan Subsidy [Member]
Financial Liabilities (Textual)
Loans and leases payable																					5,987
Current portion of long-term debt, net of original discount																	5,987		$ 5,987		$ 173,613
Payment terms, description																			Of the total amount awarded, $179,600 ( 149,934 EUR) is categorized as loan with repayment amounts ranging from $5,986 and $23,947 annually from 2018 through 2032.		Of the total amount awarded, $179,600 ( 149,934 EUR) is categorized as loan with repayment amounts ranging from $5,986 and $23,947 annually from 2018 through 2032.
Loan subsidy through public service																	598,665		$ 598,665		$ 598,665		€ 499,779		€ 499,779
Long-term debt, net of original discount																	173,613		173,613
Capitalized Equipment lease [Member]
Financial Liabilities (Textual)
Current portion of long-term debt, net of original discount					$ 23,181												23,181		23,181
Purchase equipment, lease term residual value																	$ 1,579		$ 1,579		$ 1,298		€ 1,318		€ 1,318